Geographic and Segment Information - Schedule of Major Customers (Details) - Customer Concentration Risk [Member] - Sales [Member]	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
1st Customer [Member]
Schedule of Major Customers [Line Items]
Percentage of revenues	14.00%
2nd Customer [Member]
Schedule of Major Customers [Line Items]
Percentage of revenues	11.00%
Major Customers [Member]
Schedule of Major Customers [Line Items]
Percentage of revenues	25.00%